DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Balance as of		$ 3,393,904
Fair value of warrants issued	$ 9,354,000	868,908	$ 15,386,000
Increase in derivative liability resulting from anti-dilution provision in agreement, with Full Circle		153,994
Increase in the fair value of warrant liability	14,010	2,371,002
Gain on settlement of derivative	(224,644)
Balance after all warrants were exercised	3,183,270
Cumulative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance as of		3,893,904
Fair value of warrants issued		1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement, with Full Circle		153,994
Increase in the fair value of warrant liability	14,010	$ 2,371,002
Reclassification to APIC for shares issued for Full Circle as a result of warrant exercises, net of cash received	(3,683,270)
Gain on settlement of derivative	$ (224,644)